General information and significant accounting policies	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Significant accounting policies
1.	General information and significant accounting policies

1.1.	Background

Ardmore Shipping Corporation (NYSE: ASC) (ASC), together with its subsidiaries (collectively, “Ardmore” or “the Company”), provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers. As at March 31, 2019, Ardmore had 26 vessels in operation. The average age of Ardmore’s operating fleet as at March 31, 2019 was 6.0 years.

1.2.	Management and organizational structure

ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010. As of March 31, 2019, to Ardmore’s knowledge, no shareholder owned more than 10% of ASC’s common stock.

As at March 31, 2019, ASC had 75 wholly-owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet, and one 50%-owned joint-venture entity which provides technical management services to the majority of the ASC fleet. Ardmore Shipping (Bermuda) Limited, a wholly-owned subsidiary incorporated in Bermuda, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly-owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly-owned subsidiaries incorporated in Singapore and Delaware, respectively, performs commercial management and chartering services for the Company.

1.3.	Basis of preparation

The accompanying unaudited condensed interim consolidated financial statements, which include the accounts of ASC and its subsidiaries, have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) and applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. All subsidiaries are 100% directly or indirectly owned by ASC. All intercompany balances and transactions have been eliminated on consolidation. Certain prior period amounts within the statement of changes in equity have been reclassified to be consistent with the current period’s presentation. These unaudited condensed interim consolidated statements and the accompanying notes should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2018.

These unaudited condensed interim consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows as at and for the periods presented.

In accordance with the SEC Disclosure Update and Simplification Release, which is effective from November 2018 for interim results presentation, the presentation of the statement of changes in equity reflects the results for the three months ended March 31, 2019 and 2018.

The condensed consolidated balance sheet as of December 31, 2018 has been derived from the audited financial statements at that date but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

1.4.	Summary of significant accounting policies

There have been no changes in the Company’s significant accounting policies for the three months ended March 31, 2019 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2018. The accounting policies used in the preparation of the unaudited condensed interim consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2018.

1.4.1.	Lease revenue from voyage charters

For the majority of the Company’s spot charters, the Company make its vessels and crew available to operate as determined by the charterer. On this basis, the Company has concluded that these spot charter contracts contain a lease component for accounting purposes. For spot charters where the customer is not taking control of the vessel and only requires a method of transportation, the Company has concluded that these charters do not contain a lease component and are considered service contracts.

For those spot charters that contain a lease, the Company has performed a quantitative and qualitative analysis to determine whether the lease component or the non-lease component is the predominant component of the contract. The Company has determined that the appropriate timeframe for the Company’s quantitative analysis is a period of 10 years. The Company believes that a 10-year period is an appropriate timeframe because this period is expected to include low and high points in the normal shipping cycle. Therefore, the conclusion on this quantitative analysis is expected to be generally consistent, regardless of when the analysis is done in the determined timeframe. The Company’s conclusion on the quantitative analysis done on this basis is that the lease component is the predominant component. For its qualitative analysis, the Company considered that the predominant benefit for its customers is taking control of the vessel and having the right to direct its use, rather than the benefit derived from the service the Company provides executing the customers’ instructions. Based on the Company’s qualitative analyses, the Company has also concluded that the lease component is the predominant component. As the period the Company makes its vessels and crew available is the same period that it provides the service to execute the customer’s orders, the Company has concluded that lease and non-lease component have the same pattern of transfer. As permitted by ASC 842, the Company has taken the practical expedient to not disclose the different lease and non-lease components.

Additionally, for those spot charters that the Company determined contain a lease the Company is the lessor and these spot charters have terms that allow the charterer to exercise substantive decision-making rights which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel will be used. Under these charters there are no substantive substitution rights and the vessel is specified in the contract. Voyage expenses will be recognized over the term of the lease. Initial costs, such as broker commissions, are deferred and expensed over the voyage term.

Lease revenues from voyage charters on the spot market are recognized ratably on a discharge-to-discharge basis i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. On those cases where the charterer directs the use of the vessel from the loading port, lease revenue is recognized ratably on a load to discharge basis, i.e. from when cargo is loaded at the port to when it is discharged. Revenue is recognized in both of these cases, provided an agreed non-cancellable charter between the Company and the charterer is in existence, and collectability is reasonably assured. Lease revenue under voyage charters is not recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading.

Demurrage revenue represents payments by the charterer to the Company when the loading or discharging time exceeds the stipulated time in the voyage charter. Demurrage is only included in the voyage revenue recognition when the excess time has been incurred. The additional time required to execute the charterer’s orders are not considered distinct but to form part of the single obligation of making the vessel and the crew available and executing the charterer’s orders. Demurrage revenue is recognized ratably on a discharge-to-discharge basis, provided collection is reasonably assured.

1.4.2.	Pool revenues

Ardmore includes certain of its vessels in commercial pooling arrangements from time to time. The pooling arrangements in which Ardmore participated in 2018, are arrangements in which the earnings from all participants are pooled and shared. In these arrangements, the members seek to benefit from the more efficient employment of their vessels as the manager leverages the size of the fleet commercially and operationally. The manager is responsible for the commercial management on behalf of the members of the pool, and the pool members are responsible for maintaining the operational efficiency of their participating vessels. Pool revenues and expenses for the Company’s pool arrangements have been accounted for in accordance with the guidance for collaborative arrangements. Revenues and voyage expenses of Ardmore’s vessels operating in commercial pooling arrangements are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues are allocated to the pool participants according to an agreed formula. The formulas used to allocate net pool revenues allocate revenue to pool participants on the basis of the number of days a vessel operates in the pool with weighted adjustments made to reflect the vessels’ differing capacities and performance capabilities. Therefore, the determined net revenues represent the pool members’ consideration for their different contribution to the collaborative arrangement. Ardmore accounts for its vessels’ share of net pool revenue on a monthly basis. Net pool revenues due from the pooling arrangements are included in receivables, trade.

1.4.3.	Service revenue from voyages

Voyage charters on the spot market that do not meet the lease definition are recognized ratably on a load-to-discharge basis, (i.e. from when cargo is loaded at the port to when it is discharged after the voyage). Demurrage revenue, which is included in voyage revenues, represents payments by the charterer to Ardmore when the loading or discharging time exceeds the stipulated time in the voyage charter, and is also recognized ratably on a load-to-discharge basis. This reflects the consideration to which the Company expects to be entitled to receive in exchange for the promised services. Voyage expenses, including, among other, commissions and administration fees, are deferred and expensed over the voyage term. Initial costs to reposition a vessel are considered fulfillment costs and are deferred and recognized from load to discharge in the same manner as the voyage expenses.

1.4.4.	Expenses

Voyage expenses, including, among others, commissions and administration fees, are deferred and expensed over the voyage term. Under time charters or pool employment, expenses such as, port fees, cargo loading and unloading expenses, canal tolls and agency fees are paid by the charterers. Under voyage charters, these expenses are borne by Ardmore and are deferred and expensed over the voyage term.

Bunker fuel expenses under voyage charters are borne by Ardmore and these are expensed as incurred.

Vessel operating expenses are costs that are directly attributable to the operation of the vessels such as costs of crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses, and technical management fees. Vessel operating expenses are expensed as incurred.

1.4.5.	Operating leases (office rent)

Operating leases relate to long-term commitments for the Company’s offices. Ardmore recognizes on the balance sheet the right to use those assets and a corresponding liability in respect of all material lease contracts. The discount rate used for calculating the cost of the operating leases is the incremental cost of borrowing.

1.4.6.	Finance leases

Finance leases relate to financing arrangements for vessels in operation. Interest costs are expensed to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the lease.

1.4.7.	Impairment

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount together with the carrying value of deferred drydock and special survey costs related to the vessel. Net operating cash flows are determined by applying various assumptions regarding future revenues net of commissions, operating expenses, scheduled drydockings, expected off-hire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. In estimating future revenues, the Company considers charter rates for each vessel class over the estimated remaining lives of the vessels using both historical average rates for the Company over the last 5 years, where available, and historical average one-year time charter rates for the industry over the last 10 years in each case adjusted for inflation. Recognizing that rates tend to be cyclical and considering market volatility based on factors beyond the Company’s control, management believes it is reasonable to use estimates based on a combination of more recent inflation-adjusted internally-generated rates and the inflation-adjusted 10-year average historical average industry rates.

An impairment charge is recognized if the carrying value is in excess of the estimated future undiscounted net operating cashflows. The impairment loss is measured based on the excess of the carrying amount over the fair market value of the asset.

1.5.	Share-based payments

Ardmore may grant share-based payment awards, such as restricted stock units and stock appreciation rights, as incentive-based compensation to certain of its directors, executive officers and employees. Ardmore measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the award. Once the fair value has been determined, the associated expense is recognized in the consolidated statement of operations over the requisite service period. For additional information, please see Note 8 (“Stock appreciation rights”) and Note 9 (“Restricted stock units”).

1.6.	Recent accounting pronouncements

In June 2016, the FASB issued ASU 2016-13: Financial Instruments - Credit Losses (Topic 326) which requires recognition of management’s estimates of current expected credit losses, rather than the current incurred losses model. The new model is generally applicable to all financial instruments that are not accounted for at fair value through net income. The standard will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are currently assessing the impact of guidance; however, the Company does not expect adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

1.7.	Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values, due to the variable interest rates payable.